Borrowings (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of detailed information about borrowings [abstract]
Summary of Borrowings

	December 31, 2025			December 31, 2024
(in U.S. dollars)	Current	Non-Current	Total	Current	Non-Current	Total
Secured
Bank loans	$1,065,885	$30,833,234	$31,899,119	$1,033,578	$31,650,244	$32,683,822
Total secured borrowings	$1,065,885	$30,833,234	$31,899,119	$1,033,578	$31,650,244	$32,683,822

Unsecured
Convertible notes	$60,715,628	$—	$60,715,628	$30,360,575	$—	$30,360,575
Other loans	288,626	945,325	1,233,951	274,657	1,125,027	1,399,684
Total unsecured borrowings	61,004,254	945,325	61,949,579	30,635,232	1,125,027	31,760,259
Total borrowings	$62,070,139	$31,778,559	$93,848,698	$31,668,810	$32,775,271	$64,444,081